Services [Member] Expense Example - Services [Member] - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO - Services	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	$ 1,378